Shareholders' Equity (Initial Public Offering, Preferred Stock and Common Stock, Narrative) (Details)		1 Months Ended	12 Months Ended
	Aug. 10, 2009 USD ($) $ / shares shares	Jan. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares
Initial Public Offering [Abstract]
Initial public offering, issuance costs			$ 0	$ 383,310	$ 27,950
Preferred Stock [Abstract]
Preferred stock, shares authorized | shares			20,000,000
Common Stock [Abstract]
Shelf Registration, sale of corporate securities (up to)		$ 100,000,000
Common stock
Initial Public Offering [Abstract]
Initial public offering, effective date	Aug. 10, 2009
Initial public offering, shares issued | shares	5,000,000
Initial public offering, price per share | $ / shares	$ 17.00
Initial public offering, gross proceeds	$ 85,000,000.0
Initial public offering, underwriting discounts	6,000,000.0
Initial public offering, issuance costs	4,200,000
Initial public offering, net proceeds	$ 74,800,000
Initial public offering, number of shares common stock received in exchange for preferred stock	2,000,000
Common stock
Initial Public Offering [Abstract]
Initial public offering, shares issued | shares				30,704
Common Stock [Abstract]
Share-based compensation, shares | shares			225,536	170,759	146,275
Exercise of options and related tax benefit, shares | shares					50,000	3,409